Product Warranties (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Product Warranties (Textual) [Abstract]
Limited warranty period	30 years
Product warranty accrual related to settlement agreement	$ 0.8	$ 0.9